Taxes (Details) - Schedule of taxes payable - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Taxes Payable Abstract
Income tax payable	$ 495,009
VAT payable	9,725	332
Other tax payables	940	1,888
Total	$ 505,674	$ 2,220